Cash and Cash Equivalents and Short-term Deposit (Tables)	12 Months Ended
Dec. 31, 2021
Investments Debt And Equity Securities [Abstract]
Schedule of Cash on Hand and Cash Held at Bank Balance and Short-term Deposit

Cash on hand and cash held at bank balance and short-term deposit as of December 31, 2020 and 2021 primarily consist of the following currencies:

	December 31, 2020		December 31, 2021
(In thousands)	Original currency	US$ equivalent	Original currency	US$ equivalent
US$	4,259	4,259	3,195	3,195
RMB	59,912	9,182	13,433	2,107
HKD	8,236	1,062	5,791	743
Others		7,682		2,019
Total		22,185		8,064